Sale Of Assets - Schedule of Conclusion Of The Transaction Cost Recognized The Following Accounting Effects (Details) - BRL (R$) R$ in Millions		1 Months Ended	12 Months Ended
		Aug. 31, 2024	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total sale price		R$ 2,737
(-) Balance of assets held for sale on 02/29/2024, before sale		(1,119)
Capital gain		1,617
IRPJ and CSLL(1)		(615)
Net impact on the Income Statement	[1]	R$ 1,082
Cemiggt [Member]
IfrsStatementLineItems [Line Items]
Total sale price			R$ 101
(-) Balance of assets held for sale on 02/29/2024, before sale			(58)
Capital gain			43
IRPJ and CSLL(1)	[2]		(18)
Net impact on the Income Statement			R$ 25

[1]	The effects of the sale are part of the Holdings operational segment.
[2]	Taxes were calculated on the taxable capital gain, which does not take into account the assigned cost balance.